Property and equipment - Summary of property and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 220	$ 316
Foreign exchange		0
Property, plant and equipment	128	220	$ 316
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	562	552	269
Additions	33		337
Disposals	(126)		(70)
Foreign exchange		10	16
Property, plant and equipment	475	562	552
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(342)	(236)	(182)
Depreciation	(118)	(98)	(105)
Disposals	113		65
Foreign exchange		(8)	(14)
Property, plant and equipment	(347)	(342)	(236)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25	40
Property, plant and equipment	20	25	40
Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	54	53	50
Disposals	(3)
Foreign exchange		1	3
Property, plant and equipment	52	54	53
Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(29)	(23)	(15)
Depreciation	(7)	(6)	(7)
Disposals	3		0
Foreign exchange		0	(1)
Property, plant and equipment	(32)	(29)	(23)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8	11
Property, plant and equipment	23	8	11
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	118	114	143
Additions	33
Disposals	(123)		(33)
Foreign exchange		4	4
Property, plant and equipment	30	118	114
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(110)	(103)	(125)
Depreciation	(6)	(4)	(2)
Disposals	110		32
Foreign exchange		(3)	(8)
Property, plant and equipment	(7)	(110)	(103)
Feild Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Property, plant and equipment	0	0	0
Feild Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0		35
Disposals			(37)
Foreign exchange			2
Property, plant and equipment	0	0
Feild Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	(31)
Depreciation		0	0
Disposals	0		33
Foreign exchange		0	(2)
Property, plant and equipment	0	0	0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	22	26
Property, plant and equipment	17	22	26
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	45	44	41
Foreign exchange		1	3
Property, plant and equipment	46	45	44
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(23)	(18)	(11)
Depreciation	(6)	(5)	(6)
Disposals	0		0
Foreign exchange		0	(1)
Property, plant and equipment	(29)	(23)	(18)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	165	249
Property, plant and equipment	68	165	249
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	345	341
Additions			337
Foreign exchange		4	4
Property, plant and equipment	347	345	341
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(180)	(92)	0
Depreciation	(99)	(83)	(90)
Disposals	0		0
Foreign exchange		(5)	(2)
Property, plant and equipment	$ (279)	$ (180)	$ (92)